Patents and Trademarks, Net (Tables)	12 Months Ended
Dec. 31, 2012
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Finite-Lived Intangible Assets
	December 31, 2012	December 31, 2011

Patents and Trademarks	$803,687	$1,081,851
Less: Accumulated Amortization	(252,380)	(361,252)

Net	$551,307	$720,599